Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
4.	Inventories

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2017	2018
Bunkers	1,312,116	1,082,384
Lubricants	1,450,183	1,264,339

Total	2,762,299	2,346,723